Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross		$ 7,218	$ 8,038
Accumulated depreciation and amortization		(6,416)	(7,153)
Property and equipment, net	$ 877	802	885
Manufacturing, Laboratory, and Office Equipment [Member]
Property and equipment, gross		4,359	4,965
Furniture and Fixtures [Member]
Property and equipment, gross		390	615
Leasehold Improvements [Member]
Property and equipment, gross		$ 2,469	$ 2,458